Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2013
Segment and geographic information
Schedule of segment and geographic information

Year ended December 31, 2011	Online Business	Offline Business	Total
Revenue	$43,115,126	$5,296,444	$48,411,570
Less: sales tax and related taxes	2,784,348	230,181	3,014,529

Net revenue	40,330,778	5,066,263	45,397,041
Less: cost of services	6,035,323	1,652,235	7,687,558

Gross profit	$34,295,455	$3,414,028	$37,709,483

Year ended December 31, 2012	Online Business	Offline Business	Total
Revenue	$34,091,925	$8,188,499	$42,280,424
Less: sales tax and related taxes	1,922,430	149,760	2,072,190

Net revenue	32,169,495	8,038,739	40,208,234
Less: cost of services	6,949,772	3,048,618	9,998,390

Gross profit	$25,219,723	$4,990,121	$30,209,844

Year ended December 31, 2013	Online Business	Offline Business	Total
Revenue	$37,670,793	$13,117,356	$50,788,149
Less: sales tax and related taxes	2,340,641	93,821	2,434,462

Net revenue	35,330,152	13,023,535	48,353,687
Less: cost of services	7,643,598	5,620,619	13,264,217

Gross profit	$27,686,554	$7,402,916	$35,089,470